Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of other operating income, net

	2021	2020	2019

Other operating income	413,665	377,480	208,245
Revenue from incentives from Tesouro Direto, B3 and others (a)	366,163	352,879	101,615
Interest received on tax	7,604	5,521	31,782
Recovery of charges and expenses	4,473	1,798	53,453
Reversal of operating provisions	7,422	1,366	9,767
Other	28,003	15,916	11,628

Other operating expenses	(89,311)	(206,427)	(54,888)
Legal, administrative proceedings and agreement with customers	(3,667)	(45,277)	(9,499)
Losses on write-off and disposal of assets	(4,377)	(52,102)	(10,265)
Tax incentive expenses	(10,788)	(8,136)	(7,060)
Fines and penalties	(1,378)	(16,995)	(1,191)
Associations and regulatory fees	(11,714)	(13,524)	(4,216)
Charity	(30,171)	(41,654)	(6,751)
Other	(27,216)	(28,739)	(15,906)
Total	324,354	171,053	153,357

(a)	Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.